Annual Total Returns- Alger Small Cap Growth Fund - Y (Class Y Shares) [BarChart] - Class Y Shares - Alger Small Cap Growth Fund - Y - Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.98%)	12.45%	34.19%	0.15%	(3.23%)	5.94%	28.64%	2.32%	28.97%	64.38%